Related Parties - Summary of Condensed Consolidated Balance Sheets (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Related Party Transaction [Line Items]
Accounts receivable, net	$ 5,212
Prepaid expenses and other current assets	269
Deferred revenue	120,078	$ 147,900	$ 127,200
Joyn [Member]
Related Party Transaction [Line Items]
Accounts receivable, net		163
Prepaid expenses and other current assets	24
Deferred revenue	9,862	17,135
Motif [Member]
Related Party Transaction [Line Items]
Accounts receivable, net	2,403	4,054
Prepaid expenses and other current assets	232
Deferred revenue	53,952	62,513
Genomatica [Member]
Related Party Transaction [Line Items]
Accounts receivable, net	1,500
Prepaid expenses and other current assets
Deferred revenue	30,128	38,059
Allonnia [Member]
Related Party Transaction [Line Items]
Accounts receivable, net	1,309
Prepaid expenses and other current assets	13
Deferred revenue	26,064	24,480
Synlogic [Member]
Related Party Transaction [Line Items]
Accounts receivable, net
Prepaid expenses and other current assets
Deferred revenue	$ 72	144
Verb [Member]
Related Party Transaction [Line Items]
Accounts receivable, net		4,217
Deferred revenue		$ 142,331